Allowance for Finance Receivable Losses and Net Finance Receivables by Type and by Impairment Method (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	$ 525	$ 135
Allowance for finance receivable losses	592	182	$ 428	$ 259
Individually evaluated for impairment (TDR finance receivables)	55	36
Collectively evaluated for impairment	14,349	5,976
Net Finance Receivables	15,559	6,609
TDR net finance receivables	$ 166	$ 137
Allowance for finance receivable losses as a percentage of finance receivables	3.81%	2.75%
Receivables Acquired with Deteriorated Credit Quality
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses	$ 12	$ 11
Net Finance Receivables	1,044	496
Personal Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	524	131
Allowance for finance receivable losses	541	132	95	67
Individually evaluated for impairment (TDR finance receivables)	17	1
Collectively evaluated for impairment	12,599	3,809
Net Finance Receivables	13,295	3,831
TDR net finance receivables	$ 44	$ 22
Allowance for finance receivable losses as a percentage of finance receivables	4.07%	3.45%
Personal Loans | Receivables Acquired with Deteriorated Credit Quality
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses	$ 0	$ 0
Net Finance Receivables	652	0
SpringCastle Portfolio
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	0	0
Allowance for finance receivable losses	4	3	1	0
Individually evaluated for impairment (TDR finance receivables)	4	3
Collectively evaluated for impairment	1,340	1,629
Net Finance Receivables	1,703	2,091
TDR net finance receivables	$ 13	$ 10
Allowance for finance receivable losses as a percentage of finance receivables	0.25%	0.13%
SpringCastle Portfolio | Receivables Acquired with Deteriorated Credit Quality
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses	$ 0	$ 0
Net Finance Receivables	350	452
Real Estate Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	0	3
Allowance for finance receivable losses	46	46	330	190
Individually evaluated for impairment (TDR finance receivables)	34	32
Collectively evaluated for impairment	387	490
Net Finance Receivables	538	639
TDR net finance receivables	$ 109	$ 105
Allowance for finance receivable losses as a percentage of finance receivables	8.72%	7.27%
Real Estate Loans | Receivables Acquired with Deteriorated Credit Quality
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses	$ 12	$ 11
Net Finance Receivables	42	44
Retail Sales Finance
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	1	1
Allowance for finance receivable losses	1	1	$ 2	$ 2
Individually evaluated for impairment (TDR finance receivables)	0	0
Collectively evaluated for impairment	23	48
Net Finance Receivables	23	48
TDR net finance receivables	$ 0	$ 0
Allowance for finance receivable losses as a percentage of finance receivables	3.46%	1.56%
Retail Sales Finance | Receivables Acquired with Deteriorated Credit Quality
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses	$ 0	$ 0
Net Finance Receivables	$ 0	$ 0